OTHER RESERVES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of reserves within equity [text block] [Abstract]
Schedule of Other Reserves

	The Group			The Bank
	2021	2020	2019	2021	2020	2019
	£m	£m	£m	£m	£m	£m
Merger reserve[1]	6,348	6,348	6,348	—	—	—
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income	(362)	(558)	(538)	105	14	103
Revaluation reserve in respect of equity shares held at fair value through other comprehensive income	—	—	—	—	—	—
Cash flow hedging reserve	(451)	1,507	1,556	720	1,367	1,607
Foreign currency translation reserve	(135)	(116)	(116)	(1)	1	—
At 31 December	5,400	7,181	7,250	824	1,382	1,710
1There has been no movements in this reserve in 2021, 2020 or 2019.

Schedule of revaluation reserve in respect of debt securities
Movements in other reserves were as follows:

	The Group			The Bank
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income	2021	2020	2019	2021	2020	2019
	£m	£m	£m	£m	£m	£m
At 1 January	(558)	(538)	(379)	14	103	281
Change in fair value	137	46	(34)	139	12	(50)
Deferred tax	(44)	29	11	(47)	(8)	13
Current tax	—	(2)	—	—	—	—
	93	73	(23)	92	4	(37)
Income statement transfers in respect of disposals (note 8)	116	(145)	(196)	(2)	(138)	(201)
Deferred tax	(11)	47	61	—	44	61
	105	(98)	(135)	(2)	(94)	(140)
Impairment recognised in the income statement	(2)	5	(1)	1	1	(1)
At 31 December	(362)	(558)	(538)	105	14	103

Schedule of revaluation reserve in respect of equity shares

	The Group			The Bank
Revaluation reserve in respect of equity shares held at fair value through other comprehensive income	2021	2020	2019	2021	2020	2019
	£m	£m	£m	£m	£m	£m
At 1 January	—	—	—	—	—	—
Change in fair value	—	—	—	—	—	—
Deferred tax	1	(16)	12	1	4	12
	1	(16)	12	1	4	12
Realised gains and losses transferred to retained profits	—	—	—	—	—	—
Deferred tax	(1)	16	(12)	(1)	(4)	(12)
	(1)	16	(12)	(1)	(4)	(12)
At 31 December	—	—	—	—	—	—

Schedule of - Movement in Merger Reserves, Cash Flow Hedging Reserve, Foreign Currency Translation Reserve

	The Group			The Bank
	2021	2020	2019	2021	2020	2019
Cash flow hedging reserve	£m	£m	£m	£m	£m	£m
At 1 January	1,507	1,556	1,110	1,367	1,607	1,268
Change in fair value of hedging derivatives	(2,138)	709	1,166	(438)	85	892
Deferred tax	606	(229)	(290)	82	(66)	(217)
	(1,532)	480	876	(356)	19	675
Net income statement transfers	(584)	(727)	(580)	(399)	(355)	(448)
Deferred tax	158	198	150	108	96	112
	(426)	(529)	(430)	(291)	(259)	(336)
At 31 December	(451)	1,507	1,556	720	1,367	1,607

	The Group			The Bank
	2021	2020	2019	2021	2020	2019
Foreign currency translation reserve	£m	£m	£m	£m	£m	£m
At 1 January	(116)	(116)	(114)	1	—	(6)
Currency translation differences arising in the year	(19)	—	(2)	(2)	1	6
Income statement transfers	—	—	—	—	—	—
At 31 December	(135)	(116)	(116)	(1)	1	—